Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Measurements

19. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following summarizes the carrying amounts and fair values of financial instruments as of September 30 (in thousands):

	Level	September 30, 2012		September 30, 2011
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	1	$440,524	$440,524	$376,183	$376,183
Liabilities:
Interest rate swap agreements(1)	2	9,800	9,800	—	—
Interest rate swap agreements(2)	2	—	—	5,600	5,600
Long-term debt:
Term loans	2	2,019,125	2,037,000	1,538,375	1,496,000
7 3/4% Senior Subordinated Notes due 2018	1	1,600,000	1,696,000	1,600,000	1,616,000

(1)	Included in Accrued liabilities on the Consolidated Balance Sheet.
(2)	Included in Other non-current liabilities on the Consolidated Balance Sheet.

Interest rate swap agreements were measured at fair value using quoted market prices for the swap interest rate indexes over the term of the swap discounted to present value versus the fixed rate of the contract. The estimated fair value of the Company’s term loans was based on information provided by the agent under the Company’s New Senior Secured Credit Facility. The estimated fair values of the Company’s 7 3/4% senior subordinated notes due 2018 were based upon quoted market prices.